Accounts Receivable, Net - Schedule of Movement Allowances for Expected Credit Loss (Details) - Movement of Allowances [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Movement Allowances for Expected Credit Loss [Line Items]
Balance at beginning of the year	$ (19)	$ (26)	$ (286)
Reversal of expected credit losses	1	7	260
Ending balance	$ (18)	$ (19)	$ (26)